Saving Accounts and Time Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits from customers [abstract]
Schedule of saving accounts and time deposits
	2018	2019
	MCh$	MCh$
Time deposits	10,343,922	10,537,614
Term savings accounts	224,303	239,850
Other term balances payable	87,949	79,154
Total	10,656,174	10,856,618